Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of initial fixed $100 investment based on:
Fiscal Year	SCT total for PEO(1) ($)	Comp actually paid to PEO(5) ($)	Average SCT total for Non-PEO NEOs(2) ($)	Average comp actually paid to Non-PEO NEOs(5) ($)	Company TSR(3) ($)	Peer Group TSR(3) ($)	Net Income (Thousands)	EBIT(4) (Thousands)
2023	$2,064,425	$2,699,349	$794,246	$869,706	$275.13	$136.70	$128,057	$168,419
2022	$3,112,976	$3,198,598	$1,265,344	$1,455,325	$251.07	$144.58	$174,313	$228,166
2021	$1,943,325	$4,087,043	$1,019,925	$1,549,953	$227.80	$148.04	$74,266	$98,388

Company Selected Measure Name	EBIT
Named Executive Officers, Footnote [Text Block]	Mr. Longo was the PEO of the Company for all years shown.The non-PEO NEOs of the Company for each fiscal year are as follows:

Fiscal Year
NEO	2023	2022	2021
Mr. Volke	✓	✓	✓
Mr. Briskin	✓	✓	✓
Mr. Quinn	✓	✓	✓
Mr. Knighten	✓
Ronald P. Blahnik, SVP and Chief Information Officer(a)		✓	✓
Scott R. Humphrey, Former Interim Chief Financial Officer(b)			✓
Cathy E. Pryor, Former Senior Vice President of Operations(c)			✓

(a) Mr. Blahnik is not an NEO in Fiscal 2023.

(b) Mr. Humphrey was our interim Chief Financial Officer from September 2019 through April 2020.

(c) Ms. Pryor was a Senior Vice President and President of Store Operations until her departure from the Company in April 2020.

Peer Group Issuers, Footnote [Text Block]	For purposes of this disclosure, the peer group Total Shareholder Return (“TSR”) reflects the Dow Jones US Specialty Retailers TSM Index. Dollar values assume an initial $100 investment for the cumulative period from January 31, 2020 through January 31 of each year shown, for the Company and the Dow Jones US Specialty Retailers TSM Index, respectively, and reinvestment of the pre-tax value of dividends paid. Historical performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 2,064,425	$ 3,112,976	$ 1,943,325
PEO Actually Paid Compensation Amount	$ 2,699,349	3,198,598	4,087,043
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect total compensation as set forth in the Summary Compensation Table (“SCT”) with reductions for the grant date fair value of all equity awards granted in the fiscal year and additions for the fair value of all equity awards granted as of the end of the fiscal year, and considerations for:
•the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; and
•the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year.
Reconciliations of SCT totals to CAP are as follows:

PEO SCT Total to CAP Reconciliation:

				Change in Fair Value of:
Fiscal Year	SCT Total	Less: Grant Date Fair Value(a)	Plus: Fair Value End of Year(b)	Vested Awards(c)	Unvested Awards(d)	CAP
2023	$2,064,425	$(1,200,010)	$1,716,933	$(45,791)	$163,792	$2,699,349
2022	$3,112,976	$(999,926)	$782,820	$172,657	$130,071	$3,198,598
2021	$1,943,325	$(430,500)	$1,975,750	$—	$598,468	$4,087,043

Average Non-PEO NEO SCT Total to CAP Reconciliation:

				Change in Fair Value of:
Fiscal Year	SCT Total	Less: Grant Date Fair Value(a)	Plus: Fair Value End of Year(b)	Vested Awards(c)	Unvested Awards(d)	Forfeited Awards(e)	CAP
2023	$794,246	$(362,503)	$518,658	$(155,746)	$75,051	$—	$869,706
2022	$1,265,344	$(312,543)	$244,683	$190,807	$67,034	$—	$1,455,325
2021	$1,019,925	$(226,155)	$1,030,213	$(84,445)	$469,167	$(658,752)	$1,549,953

(a)     Represents the grant date fair value of equity awards granted each year.

(b)     Represents the fair value of equity awards granted during the year at the end of the fiscal year granted.

(c)     Represents the change in fair value on equity awards that vested during the year from the end of the prior fiscal year to the fair value as of the vesting date.

(d)     Represents the change in fair value on equity awards that were unvested at fiscal year end from their fair value at the end of the prior fiscal year.

(e) Represents awards that forfeited during the year, valued as of the end of the prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 794,246	1,265,344	1,019,925
Non-PEO NEO Average Compensation Actually Paid Amount	$ 869,706	1,455,325	1,549,953
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K. These amounts reflect total compensation as set forth in the Summary Compensation Table (“SCT”) with reductions for the grant date fair value of all equity awards granted in the fiscal year and additions for the fair value of all equity awards granted as of the end of the fiscal year, and considerations for:
•the change in fair value during the year of equity awards granted in prior years that remained unvested at the end of the year; and
•the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year.
Reconciliations of SCT totals to CAP are as follows:

PEO SCT Total to CAP Reconciliation:

				Change in Fair Value of:
Fiscal Year	SCT Total	Less: Grant Date Fair Value(a)	Plus: Fair Value End of Year(b)	Vested Awards(c)	Unvested Awards(d)	CAP
2023	$2,064,425	$(1,200,010)	$1,716,933	$(45,791)	$163,792	$2,699,349
2022	$3,112,976	$(999,926)	$782,820	$172,657	$130,071	$3,198,598
2021	$1,943,325	$(430,500)	$1,975,750	$—	$598,468	$4,087,043

Average Non-PEO NEO SCT Total to CAP Reconciliation:

				Change in Fair Value of:
Fiscal Year	SCT Total	Less: Grant Date Fair Value(a)	Plus: Fair Value End of Year(b)	Vested Awards(c)	Unvested Awards(d)	Forfeited Awards(e)	CAP
2023	$794,246	$(362,503)	$518,658	$(155,746)	$75,051	$—	$869,706
2022	$1,265,344	$(312,543)	$244,683	$190,807	$67,034	$—	$1,455,325
2021	$1,019,925	$(226,155)	$1,030,213	$(84,445)	$469,167	$(658,752)	$1,549,953

(a)     Represents the grant date fair value of equity awards granted each year.

(b)     Represents the fair value of equity awards granted during the year at the end of the fiscal year granted.

(c)     Represents the change in fair value on equity awards that vested during the year from the end of the prior fiscal year to the fair value as of the vesting date.

(d)     Represents the change in fair value on equity awards that were unvested at fiscal year end from their fair value at the end of the prior fiscal year.

(e) Represents awards that forfeited during the year, valued as of the end of the prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
PEO and Average NEO CAP Versus Company TSR

The following chart shows the relationship between CAP to our PEO, the average of CAP to our other NEOs and our TSR over the three-year period from Fiscal 2021 through Fiscal 2023.

Compensation Actually Paid vs. Net Income [Text Block]
PEO and Average NEO CAP versus Net Income

The following chart shows the relationship between CAP to our PEO, the average of CAP paid to our other NEOs and our net income during Fiscal 2021through Fiscal 2023.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	PEO and Average NEO CAP versus EBIT The following chart shows the relationship between CAP to our PEO, the average of CAP paid to our other NEOs and our EBIT during Fiscal 2021through Fiscal 2023.
Total Shareholder Return Vs Peer Group [Text Block]
PEO and Average NEO CAP Versus Company TSR

The following chart shows the relationship between CAP to our PEO, the average of CAP to our other NEOs and our TSR over the three-year period from Fiscal 2021 through Fiscal 2023.

Tabular List [Table Text Block]

Most important Company performance measures for determining NEO compensation
EBIT	Net Sales
Gross Margin	Comparable Store Sales
Dilutive Earnings per Share

Total Shareholder Return Amount	$ 275.13	251.07	227.80
Peer Group Total Shareholder Return Amount	136.70	144.58	148.04
Net Income (Loss)	$ 128,057,000	$ 174,313,000	$ 74,266,000
Company Selected Measure Amount	168,419,000	228,166,000	98,388,000
PEO Name	Mr. Longo
Additional 402(v) Disclosure [Text Block]	The following table discloses information in accordance with SEC rules on “Compensation Actually Paid” (“CAP”), to our principal executive officer (“PEO”) and (on average) to our non-PEO NEOs and corporate performance for the fiscal years listed below. The CAP data set forth in the table below does not reflect amounts actually realized by our NEOs. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. As described in detail in the “Compensation Discussion and Analysis” section above, our performance equity awards are subject to multi-year performance conditions and all our equity awards are subject to time vesting conditions. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest.The following list presents the financial performance measures that we consider to have been the most important in linking CAP to our PEO and other NEOs in Fiscal 2023 to our performance. The measures in the table are not ranked.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBIT
Non-GAAP Measure Description [Text Block]	We selected EBIT as the “most important” financial performance measure used to link performance to CAP to our PEO and other NEOs for each year shown. EBIT, a non-GAAP financial measure, is defined as Operating Income as presented on the consolidated statement of operations. From time to time, the Compensation Committee may authorize adjustments to Operating Income for purposes of the performance based compensation target EBIT. Historically, such adjustments have consisted of certain non-recurring costs, including those associated with acquisitions, CEO transition, COVID-19 and strategic realignment. When performance based targets are established, there is not an expectation that adjustments will be made. There were no adjustments to Operating Income for purposes of the definition of EBIT for Fiscal 2023 or Fiscal 2022. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Dilutive Earnings per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Comparable Store Sales
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,200,010)	$ (999,926)	$ (430,500)
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,716,933	782,820	1,975,750
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(45,791)	172,657	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	163,792	130,071	598,468
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(362,503)	(312,543)	(226,155)
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	518,658	244,683	1,030,213
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(155,746)	190,807	(84,445)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	75,051	67,034	469,167
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (658,752)